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        September 28, 2005

VIA EDGAR TRANSMISSION
AND FEDERAL EXPRESS

Securities and Exchange Commission
Division of Corporation Finance
Office of Mergers and Acquisitions
100 F Street, N.E.
Washington, DC 20549
Attn: Nicholas P. Panos

7-Eleven, Inc.
Schedule TO-T/Schedule 13E-3
Filed by Seven-Eleven Japan Co., Ltd. and IYG Holding Company
Date Filed: September 6, 2005
File No. 5-17916

Dear Mr. Panos:

        On behalf of our clients Seven-Eleven Japan Co., Ltd. ("Parent") and IYG Holding Company ("Purchaser"), set forth below are the responses to the comments of the staff of the Division of Corporation Finance (the "Staff") of the Securities and Exchange Commission (the "Commission") contained in the letter (the "Comment Letter") dated September 18, 2005, concerning Purchaser's Tender Offer Statement and Rule 13e-3 Transaction Statement on Schedule TO (the "Schedule TO") filed on September 6, 2005 in connection with Purchaser's tender offer for the remaining outstanding shares of common stock of 7-Eleven, Inc. (the "Company") that Parent does not already own either directly or indirectly through Purchaser. An amended Tender Offer Statement and Rule 13e-3 Transaction Statement on Schedule TO (the "Amended Schedule TO") is being filed with the Commission today. For your convenience, we have set out the text of the comments from the Comment Letter, followed in each case by the response.

        We represent Parent and Purchaser. To the extent any response relates to information concerning the Company, such response is included in this letter based on information provided to us by the Company or its representatives.

Schedule 13E-3

  Cover Page and Signature Page

1.
Advise us why Seven & I Holdings Co., Ltd. is not identified as a filing person on Schedule 13E-3. We note, for example, the Seven & I Holdings Co., Ltd. has been described as having a wholly owned subsidiary Seven-Eleven Japan Co. Ltd. Consideration should also be given as to whether or not Seven & I Holdings Co., Ltd. should be identified as a bidder on the cover of the Schedule TO-T for the third-party tender offer.

  We respectfully advise the Staff of our view that Seven & I Holdings Co., Ltd. ("Holdings") is not "engaged in the transaction" within the meaning of Rule 13e-3. Holdings was formed on September 1, 2005 (the day that Parent announced its intention to commence the offer) to acquire and hold the shares of Parent and two other operating subsidiaries. Parent is a wholly owned subsidiary of Holdings, and Holdings' shares are traded on the Tokyo Stock Exchange.

  On September 1, 2005, Parent announced its intention to commence the tender offer and, upon completion of the tender offer, to acquire any shares not tendered in the offer in a subsequent "short form" merger (the tender offer and the merger together being, the "13e-3 Transaction"). Given the timing of its formation, Holdings did not participate in the discussions regarding the structure and timing of, or the consideration to be received by the Company's shareholders in connection with, the 13e-3 Transaction, nor did Holdings participate in the decision to commence the 13e-3 Transaction. Instead, the terms of the 13e-3 Transaction, including price, were determined by Parent, and the funds needed to complete the 13e-3 Transaction will be provided by Parent, in each case without the involvement of Holdings. Holdings' only involvement with respect to the 13e-3 Transaction has been to (i) approve the commencement of the 13e-3 Transaction by Parent, as the wholly owned subsidiary of Holdings, and (ii) issue public announcements regarding the actions of Parent and the Company in connection with the 13e-3 Transaction, as required by the Tokyo Stock Exchange.

  Accordingly, given the limited involvement of Holdings in the transaction process, it is our view that Holdings is not "engaged in the transaction" within the meaning of Rule 13e-3 and should not be treated as a filing person.

  In addition, we respectfully advise the Staff of our view that Holdings should not be identified as a bidder for purposes of the third party tender offer. The Staff has noted in its Current Issues Outline that if a named bidder is an established entity with substantive operations and assets apart from those related to the offer, the Staff ordinarily will not go further up the chain of ownership to analyze whether the named bidder's parent is also a bidder. Parent has been an owner and operator of retail convenience stores in Japan since 1974. Its shares were listed on the Tokyo Stock Exchange in 1979 and were traded publicly in Japan until August 26, 2005, when they were delisted in connection with the establishment of Holdings on September 1, 2005 specifically to acquire and hold the shares of Parent and two other operating companies. Parent is Japan's largest convenience store operator with approximately 4,800 employees and more than 10,000 owned and franchised stores. Parent has approximately $11.5 billion in assets and operating revenues for the prior fiscal year of approximately $4.5 billion. Accordingly, Parent has been and continues to be an established entity with significant operations and assets separate from those related to the offer. Parent has determined to pursue the 13e-3 Transaction in light of Parent's belief that the Company's operations and business represent an important component to Parent's overall value and business strategy, and Holdings will benefit from the 13e-3 Transaction only by virtue of its ownership interest in Parent.

  The Staff has also noted in its Current Issues Outline that a parent company will not automatically be viewed as a bidder and that the Staff will look to the parent's role in, and the particular facts and circumstances of, the tender offer. As stated above, Holdings had no role in initiating, structuring or determining the terms of the tender offer, nor will Holdings have any role with respect to financing the offer. While Holdings has owned 100% of Parent's shares since September 1, 2005, all decisions with respect to the initiation and conduct of the tender offer have been and will be made by Parent, and Holdings' involvement in the tender offer will continue to be limited in the manner described above.

2.
Edgar does not, at present, reflect the receipt of a Schedule 13E-3 for the instant transaction. The checking of the going-private transaction box on Schedule TO-T by the filing persons does not obviate the need to properly identify the filing with appropriate header tags. The filing persons must either jointly file the original Schedule TO-T and Schedule 13E-3 with appropriate header tags and request a date adjustment to the original September 6 filing date or file an exclusive Schedule 13E-3 and Schedule TO-T without such a date adjustment request as soon as possible.

  We respectfully advise the Staff that, pursuant to the Staff's instruction, an exclusive Schedule 13E-3 and Schedule TO-T/A have been filed without a date adjustment request on September 20, 2005.

  The Company—Selected Financial Information

3.
In response to Item 13 of the Schedule 13E-3 cross-reference sheet, the disclosure indicates that financial information has been incorporated by reference to satisfy this item requirement. Revise to include the complete summarized financial information required by Item 1010(c) of Regulation M-A. In the event that an affiliate incorporates by reference the information required by Item 1010(a) and (b), all of the summarized financial information required by Item 1010(c) must be disclosed in the Schedule 13E-3. See Instruction 1 to Item 13 of Schedule 13E-3. In addition, refer to telephone interpretation H.7 in the July 2001 supplement to our "Manual of Publicly Available Telephone Interpretations" that is available on the Commission's website at http://www.sec.gov for guidance on complying with a similar instruction in the context of a tender offer. Because all of this information does not appear to have been included, a supplement may need to be sent that includes this information plus other disclosures required by this comment letter.

  Additional disclosure has been included in the Amended Schedule TO to address the Staff's comment. See Item 13. Financial Statements.

4.
The disclosure under the subheading titled "Available Information" directs security holders to obtain information from a public reference room maintained by the SEC that bears two different street addresses. Please revise or advise.

  Disclosure has been revised in the Amended Schedule TO to address the Staff's comment. See Item 2. Subject Company Information.

  Background

5.
Numerous references are made in this section to unqualified strategic alternatives. To the extent the affiliated parties considered alternatives to the proposed tender offer, the disclosure must briefly identify such alternatives and summarize the reasons for their rejection. Please revise, and avoid the use of conclusory statements when drafting the amended disclosure. See Item 1013(b) of Regulation M-A and Instruction 1 thereto.

  Additional disclosure has been included in the Amended Schedule TO to address the Staff's comment. See Item 5. Past Contacts, Transactions, Negotiations and Agreements.

  Effects of the Offer

6.
Advise us, with a view towards revised disclosure, how the affiliated filing parties fully complied with Item 1013(d) of Regulation M-A. See Instruction 3 thereto. The disclosure must, for example, also express the affiliates' increased interest in net book value and net earnings in dollar amounts.

  Additional disclosure has been included in the Amended Schedule TO to address the Staff's comment. See Item 7. Purposes, Alternatives, Reasons and Effects.

Schedule TO

  Special Factors—Position of Parent and Purchaser Regarding Fairness of the Offer and Merger

7.
Please note the staff, as stated in the Current Issues Outline publicly available on our website, views officers and directors of the issuer as affiliates of that issuer. Unless the Parent and Purchaser are the only affiliates of 7-Eleven, please revise your disclosure to clarify that the fairness determinations made by these filing parties are expressly addressed to unaffiliated security holders of the issuer that is going private. Accordingly, any references made to "public shareholders" or "Company shareholders (other than Parent and Purchaser)" in the context of a fairness discussion would not be sufficiently specific to satisfy Item 1014 of Regulation M-A.

  Disclosure has been revised in the Amended Schedule TO to address the Staff's comment. See Item 8. Fairness of the Transaction.

8.
All of the factors listed in Instruction 2 to Item 1014 of Regulation M-A are generally relevant to the fairness determination and should be discussed in considerable detail in the Schedule 13E-3. To the extent that the affiliated parties did not consider going concern value, or deemed such measure irrelevant in the context of this particular transaction, provide a detailed explanation of their reasons for so doing. While references have been made to a going concern value, such references do not meet the standards set forth to satisfy the disclosure requirements of this item. See Item 1014(b) of Regulation M-A and Question and Answer No. 20 in Exchange Act Release 17719 (April 13, 1981).

  Additional disclosure has been included in the Amended Schedule TO to address the Staff's comment. See Item 8. Fairness of the Transaction.

9.
Revise the separate and explicit discussion addressing the procedural fairness determination so that it is expressly directed to the unaffiliated security holders. This discussion must also be revised to specifically acknowledge the absence of any of the procedural safeguards set out in Item 1014(c)-(e) of Regulation M-A and address how the procedural fairness determination was reached in the absence of any of the safeguards. Please follow the guidance provided in Q & A No. 21 in Exchange Act Release 17719 (April, 1981). The disclosure contained beneath "General" under the section titled, "Certain Information Concerning the Company" is not responsive to this item disclosure requirement.

  Additional disclosure has been included in the Amended Schedule TO to address the Staff's comment. See Item 8. Fairness of the Transaction.

  Certain Conditions to the Offer

10.
The staff believes that all conditions to the offer, except those conditions subject to regulatory approvals, must be satisfied or waived prior to expiration of the offer. Because the language in the first paragraph of this section suggests that conditions may be raised or asserted until payment for tendered shares has been made, it appears the offerors intend for their conditions to survive offer expiration. Please revise to make clear that all conditions to the offer, other than those conditions dependent upon the receipt of government approvals, will be raised or asserted prior to offer expiration.

  Disclosure has been revised in the Amended Schedule TO to address the Staff's comment. See Item 4. Terms of the Transaction.

11.
While the staff does not object when the offerors independently reserve the right to raise or assert a condition, once triggered, in their sole discretion or judgment, it remains inappropriate for offerors to make the determination as to whether or not an offer condition has been triggered in their sole judgment or sole discretion. If offerors are able to exclusively make a determination as to whether or not an offer condition has been triggered, without being held to a reasonableness standard the offerors could take a position that an offer condition had been triggered at any time for any reason. Tender offers that include conditions that may be triggered at any time for any reason are considered illusory and therefore in contravention of Section 14(e) of the Exchange Act. Please revise this section to remove the ability of the offerors to make wholly subjective determinations as to whether or not an offer condition has occurred and make clear the offer conditions only become operative upon the occurrence of objective criteria.

  Disclosure has been revised in the Amended Schedule TO to address the Staff's comment. See Item 4. Terms of the Transaction.

  Letter of Transmittal

12.
Advise us of the purpose of the language, "Receipt of the Offer is hereby acknowledged." Alternatively, revise to delete the language.

  The Letter of Transmittal has been revised to address the Staff's comment. See Item 4. Terms of the Transaction.

* * * *

        The undersigned, on behalf of each of Parent and Purchaser (together, the "Filing Persons"), hereby acknowledges that (i) the Filing Persons are responsible for the adequacy and accuracy of the disclosure in the filings; (ii) Staff comments or changes to disclosure in response to Staff comments in the filings reviewed by the Staff do not foreclose the Commission from taking any action with respect to the filing; and (iii) the Filing Persons may not assert Staff comments as a defense in any proceeding initiated by the Commission or any person under the federal securities laws of the United States.

* * * *

        Please direct any questions concerning this letter to the undersigned at (212) 848-7628 or to Eliza Swann at (212) 848-8073.

Very truly yours,
/s/ CREIGHTON O'M. CONDON Creighton O'M. Condon
cc:
Mr. Kazuo Otsuka
Mr. Youichi Tsuda
Mr. Mitsuru Yamada